PREPAID EXPENSES	3 Months Ended
Mar. 31, 2012
Prepaid Expense [Abstract]
PREPAID EXPENSES	NOTE 3. PREPAID EXPENSES The prepaid expenses of $5,247 and $12,003 as of March 31, 2012 and December 31, 2011, respectively, consist of prepaid insurance premiums.